Bonus Programs	12 Months Ended
Dec. 31, 2017
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Bonus Programs

Note 16. Bonus Programs

16.1 Quantitative and qualitative objectives

The bonus program for executives is based on achieving certain goals established annually by management, which include quantitative and qualitative objectives and special projects.

The quantitative objectives represent approximately 50% of the bonus, and are based on the Economic Value Added (“EVA”) methodology. The objective established for the executives at each entity is based on a combination of the EVA generated per entity and by our Company and the EVA generated by our parent Company FEMSA. The qualitative objectives and special projects represent the remaining 50% of the annual bonus and are based on the critical success factors established at the beginning of the year for each executive.

The bonus amount is determined based on each eligible participant’s level of responsibility and based on the EVA generated by the applicable business unit the employee works for. This formula is established by considering the level of responsibility within the organization, the employees’ evaluation and competitive compensation in the market.

The incentive plan target is expressed in months of salary, and the final amount payable is computed based on a percentage of achievement of the goals established every year. The bonuses are recorded as a part of the income statement and are paid in cash the following year. During the years ended December 31, 2017, 2016 and 2015 the bonus expense recorded amounted to Ps. 701, Ps. 706 and Ps. 549, respectively.

16.2 Share-based payment bonus plan

The Company has a stock incentive plan for the benefit of its senior executives. This plan uses as its main evaluation metric the EVA. Under the EVA stock incentive plan, eligible employees are entitled to receive a special annual bonus (fixed amount), to purchase FEMSA and Coca-Cola FEMSA shares or options, based on the executive’s responsibility in the organization, their business’ EVA result achieved, and their individual performance. The acquired shares or options are deposited in a trust, and the executives may access them one year after they are vested at 33% per year. The 50% of Coca-Cola FEMSA’s annual executive bonus is to be used to purchase FEMSA shares or options and the remaining 50% to purchase Coca-Cola FEMSA shares or options. For the years ended December 31, 2017, 2016 and 2015, no stock options have been granted to employees. Until 2015 the shares were vested ratably over a five year period. Beginning with January 1, 2016 onwards they will ratably vest over a three year period.

The special bonus is granted to the eligible employee on an annual basis and after withholding applicable taxes. The Company contributes the individual employee’s special bonus (after taxes) in cash to the Administrative Trust (which is controlled and consolidated by FEMSA), which then uses the funds to purchase FEMSA and Coca-Cola FEMSA shares (as instructed by the Corporate Practices Committee), which are then allocated to such employee.

Coca-Cola FEMSA accounts for its share-based payment bonus plan as an equity-settled share based payment transaction, since it is its parent company, FEMSA, who ultimately grants and settles with shares these obligations due to executives.

At December 31, the shares granted under the Company’s executive incentive plans are as follows:

	Number of shares
Incentive Plan	FEMSA	KOF	Vesting period
2013	539,020	370,200	2014-2016
2014	489,345	331,165	2015-2017
2015	457,925	415,375	2016-2018
2016	567,671	719,132	2017-2019
2017	326,561	369,791	2018-2020

Total	2,380,522	2,205,663

For the years ended December 31, 2017, 2016 and 2015, the total expense recognized for the period arising from share-based payment transactions, using the grant date model, was of Ps. 174, Ps. 206 and Ps. 264, respectively.

As of December 31, 2017 and 2016, the asset recorded by Coca-Cola FEMSA in its consolidated statements of financial position amounted to Ps. 151 and Ps. 168, respectively, see Note 12.